Share-based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 7—Share-based Payment

As an incentive to employees, members of the Board of Directors and select consultants, Ascendis Pharma A/S has established warrant programs and, since December 2021, Restricted Stock Unit programs (“RSU programs”), which are equity-settled share-based payment transactions.

Restricted Stock Unit Program

Restricted Stock Units (“RSUs”) are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to the Executive Board, select employees and members of the Board of Directors (“RSU-holders”) in accordance with the Company’s Restricted Stock Unit Program adopted in December 2021. Further, RSUs may be granted to select consultants. One RSU represents a right for the RSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting if the vesting conditions are met or waived by the Board of Directors at its discretion. ADSs underlying RSUs are treasury shares that have been repurchased in the market. Upon vesting, the Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

Vesting Conditions

RSUs granted vest over a predetermined service period, and accordingly require RSU-holders to be employed, or provide a specified period of service. RSUs vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and in the case of RSUs granted to the Company’s Chief Executive Officer, subject to the achievement of performance conditions as determined by the Company’s Board of Directors. RSUs generally cease to vest from the date of termination of employment, or for Board of Directors, termination of board membership, whereas unvested RSUs will lapse. In addition, vesting may be contingent upon additional vesting criteria (non-market performance conditions). The Board of Directors may at its discretion and on an individual basis decide to deviate from the vesting conditions, including, decide to accelerate vesting in the event of termination of employment or board membership, as applicable.

Adjustments

RSU-holders are entitled to an adjustment of the number of RSUs granted, applicable in the event of certain corporate changes, including among other events, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, and changes in the nominal value of each share. In addition, The RSU program contains provisions to accelerate vesting, or compensate with grant of new equity instruments, in the event of restructuring events including change in control events.

RSU Activity

148,148 RSUs were granted for the first time in December 2021. The following table specifies the number of RSUs granted and outstanding RSUs at December 31, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148
Transferred during the period	(41,685)
Forfeited during the period	(23,971)
Outstanding at December 31, 2022	82,492
Specified by vesting date
December 2023	41,240
December 2024	41,252
Outstanding at December 31, 2022	82,492

The fair value of one RSU at the date of grant was €123.46 for the year ended December 31, 2021.

Warrant program

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board of Directors and select consultants (“warrantholders”). Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is equal to the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board of Directors. Vested warrants may be exercised in two or four annual exercise periods as described below. Apart from exercise prices, exercise periods and vesting conditions for board members, the programs are similar.

Vesting Conditions

Warrants granted vest over a predetermined service period and require warrantholders provide a specified period of service. Warrants generally cease to vest from the date of termination in the event that (i) the employee terminates the employment contract and the termination is not a result of breach of the employment terms by the Company, or (ii) in the event that the Company terminates the employment contract and the employee has given the Company good reason to do so. In relation to board members, the vesting shall cease on the termination date of the board membership regardless of the reason. In relation to consultants, the vesting shall cease on the termination date of the consultancy relationship. The warrantholder will, however, be entitled to exercise vested warrants in the first exercise period after termination.

In the event that the employment contract is terminated, and the employee has not given the Company good reason to do so, the warrantholder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.

Warrants granted 2012 until November 2021

Warrants granted from 2012 until November 2021, generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant. However, effective from January 2015, certain warrants granted to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.

Warrants granted from December 2021

For warrants granted to employees and consultants, 25% of the warrants vest one year after the date of grant, and the remaining 75% of the warrants granted vest over 36 months, with 1/36 of the warrants vesting per month, from one year after the date of grant.

For warrants granted to board members upon the board members accession, 25% of the warrants granted vest one year after the date of grant, and the remaining 75% of the warrants granted shall vest over 36 months, with 1/36 per month from one year after the date of grant. Regarding subsequent grants of warrants to board members, 50 % of the warrants vest one year after the date of grant, and the remaining 50% of the warrants vest over 12 months, with 1/12 per month from one year after the date of grant.

Exercise Periods

Vested warrants may be exercised during certain exercise periods each year, within certain periods after publication of earnings data of a fiscal quarter, interim and annual reports, as per each program's terms and conditions.

Warrants expire ten years after the grant date. Warrants not exercised by the warrantholder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrantholder. If the warrantholder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to the Company at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with the Company should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined exercise periods.

Adjustments

Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.

Warrant Activity

The following table specifies the number and weighted average exercise prices of, and movements, in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36
Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905,395)	30.56
Forfeited during the year	(252,743)	64.99
Outstanding at December 31, 2020	6,148,004	69.97
Vested at the reporting date	3,044,827	37.29
Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Outstanding at December 31, 2021	7,085,073	80.30
Vested at the reporting date	4,022,011	52.63
Granted during the year	357,092	100.40
Exercised during the year (1)	(214,613)	21.83
Forfeited during the year	(363,541)	123.62
Outstanding at December 31, 2022	6,864,011	81.30
Vested at the reporting date	4,972,026	66.34

(1)
The weighted average share price (listed in $) at the date of exercise was €113.60, €124.62 and €128.32 for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Board of Directors was authorized to grant up to 1,959,496 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S.

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2022 per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2018	3,052,158	33.64	53
Granted in 2019	1,051,611	96.69	81
Granted in 2020	1,190,212	138.41	93
Granted in 2021	1,222,948	121.87	106
Granted in 2022	347,082	100.56	114
Outstanding at December 31, 2022	6,864,011	81.30	77

At December 31, 2022, the exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.50 depending on the grant dates.

The range of exercise prices for outstanding warrants was €6.48 to €145.50 for the years ended December 31, 2021 and 2020. The weighted average remaining life for outstanding warrants was 87 months and 91 months, for the financial years ended December 31, 2021 and 2020, respectively.

Warrant Compensation Costs

Warrant compensation costs are recognized in the consolidated statements of profit or loss over the vesting period of the warrants granted.

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of the Company’s shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk-free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) an expected volatility using the Company’s own share price (from 2021).

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2022, 2021 and 2020:

	2022	2021	2020
Expected volatility	48-49%	48 – 49%	52 – 55%
Risk-free interest rate	(0.08) - 2.54%	(0.54)–(0.27)%	(0.93)–(0.32)%
Expected life of warrants (years)	6.0	6.0	5.05 – 7.10
Weighted average exercise price	€100.40	€122.03	€137.57
Fair value of warrants granted in the year	€36.55 - 60.85	€45.91 – 64.28	€48.43 – 75.77